Document and Entity Information Document	Oct. 25, 2023
8-K Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $1.00
Entity Emerging Growth Company	false
Document Period End Date	Oct. 25, 2023
Entity Registrant Name	Marathon Oil Corporation
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Entity File Number	1-1513
Entity Tax Identification Number	25-0996816
Entity Address, Address Line One	990 Town and Country Boulevard,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024-2217
City Area Code	(713)
Local Phone Number	629-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true
Entity Central Index Key	0000101778
Current Fiscal Year End Date	--12-31
Trading Symbol	MRO
Security Exchange Name	NYSE
Amendment Description	Marathon Oil Corporation filed a Current Report on Form 8-K on October 27, 2023 (the “Original 8-K”). This Amendment to the Original 8-K is filed solely to correct submission errors that inadvertently resulted in the Original 8-K appearing on EDGAR under Items 2.01, 7.01, and 9.01 of Form 8-K instead of each of the items listed below. The text and exhibits of the Original 8-K are unchanged and appear below and attached hereto.